Accounting Principles - Additional Information (Detail) - EUR (€)	1 Months Ended	12 Months Ended
	Jul. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2018
Disclosure of summary of significant accounting policies [line Items]
Research tax credit reimbursement		€ 7,300,000	€ 5,700,000	€ 4,300,000
Tax credit reimbursement to be requested					€ 9,200,000
Potential development, clinical, commercial milestones payment receivable	€ 100,000,000
Non-refundable upfront payment	€ 10,000,000
Deferred revenue		€ 9,500,000
Bottom of range [member] | Software [member]
Disclosure of summary of significant accounting policies [line Items]
Depreciation periods		1 year
Top of range [member] | Software [member]
Disclosure of summary of significant accounting policies [line Items]
Depreciation periods		3 years